STOCK OPTIONS AND WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF WARRANT ACTIVITY

The following table summarizes warrant activity for the six months ended March 31, 2026:

(Retroactively adjusted for Reverse Stock Split)

	Number of Shares Issuable	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Aggregate Intrinsic Value
Outstanding as of September 30, 2025	1,289,937	$26.19	1.29	$-
Issued	-	-	-	-
Exercised	1,282,051	7.80	-	-
Expired	6,298	-	-	-
Outstanding as of March 31,2026	1,588	$1,125.15	1.37	-
Exercisable as of March 31,2026	1,588	$1,125.15	1.37	$-

SCHEDULE OF STOCK OPTION ACTIVITY

The following table summarizes stock option activity for the year ended September 30, 2025.

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value
Outstanding on September 30, 2024	1,022	$3,548.80	0.02	$-
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	(1,022)	3,548.80	0.02	-
Forfeited	-	-	-	-
Outstanding on September 30, 2025	-	-	-	$-

Exercisable on September 30, 2025	-	$-	-	$-